Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses by loan class

	December 31, 2017
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661
Losses charge to allowance	(12,094)	(213)	(40)	—	(101)	(340)	(309)	(1)	(13,098)
Recoveries credited to allowance	4,020	21	527	—	11	258	45	21	4,903
Net losses charged to allowance	(8,074)	(192)	487	—	(90)	(82)	(264)	20	(8,195)
Provision (credit) charged to operations	10,330	(2,022)	(555)	303	585	2,469	173	(62)	11,221
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687

	December 31, 2016
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988
Losses charge to allowance	(32,959)	(16)	(1,890)	(180)	(70)	(331)	(414)	(41)	(35,901)
Recoveries credited to allowance	7,110	6,099	119	—	21	278	69	19	13,715
Net losses charged to allowance	(25,849)	6,083	(1,771)	(180)	(49)	(53)	(345)	(22)	(22,186)
Provision (credit) charged to operations	30,067	(6,114)	(1,267)	(262)	(1,005)	(1,552)	238	(246)	19,859
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661

	December 31, 2015
	Domestic								Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828
Losses charge to allowance	(24,802)	(695)	(492)	—	(157)	(275)	(704)	—	(27,125)
Recoveries credited to allowance	3,135	141	963	—	30	431	170	10	4,880
Net losses charged to allowance	(21,667)	(554)	471	—	(127)	156	(534)	10	(22,245)
Provision (credit) charged to operations	20,746	1,519	615	402	47	482	512	82	24,405
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2017
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$17,947	$300	$1,068,520	$27,605
Commercial real estate: other construction & land development	2,455	116	1,681,095	11,559
Commercial real estate: farmland & commercial	33,123	18	2,010,162	16,645
Commercial real estate: multifamily	476	—	192,440	1,109
Residential: first lien	6,852	—	425,925	2,950
Residential: junior lien	723	—	700,025	6,103
Consumer	1,281	—	48,262	440
Foreign	347	—	158,539	842

Total	$63,204	$434	$6,284,968	$67,253

	December 31, 2016
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$22,412	$—	$887,255	$25,649
Commercial real estate: other construction & land development	4,776	371	1,712,099	13,518
Commercial real estate: farmland & commercial	10,810	546	1,932,260	16,185
Commercial real estate: multifamily	552	—	139,914	806
Residential: first lien	6,836	44	415,068	2,411
Residential: junior lien	978	—	609,340	3,716
Consumer	1,295	—	53,873	531
Foreign	746	—	166,474	884

Total	$48,405	$961	$5,916,283	$63,700

Loans accounted on non-accrual basis, by loan class

	December 31, 2017	December 31, 2016
	(Dollars in Thousands)
Domestic
Commercial	$17,909	$22,369
Commercial real estate: other construction & land development	2,455	4,776
Commercial real estate: farmland & commercial	33,123	8,314
Commercial real estate: multifamily	476	552
Residential: first lien	712	655
Residential: junior lien	11	166
Consumer	44	26
Foreign	—	387
Total non-accrual loans	$54,730	$37,245

Impaired loans, by loan class

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2017:

	December 31, 2017
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,300	$1,577	$300	$1,346	$—
Commercial real estate: other construction & land development	145	169	116	150	—
Commercial real estate: farmland & commercial	449	590	18	489	—
Total impaired loans with related allowance	$1,894	$2,336	$434	$1,985	$—

	December 31, 2017
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$16,646	$44,095	$19,615	$3
Commercial real estate: other construction & land development	2,310	2,455	3,493	—
Commercial real estate: farmland & commercial	32,675	33,275	38,536	—
Commercial real estate: multifamily	476	505	511	—
Residential: first lien	6,852	6,968	7,249	324
Residential: junior lien	723	736	970	45
Consumer	1,281	1,283	1,293	3
Foreign	347	347	750	16
Total impaired loans with no related allowance	$61,310	$89,664	$72,417	$391

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2016:

	December 31, 2016
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial real estate: other construction & land development	$1,958	$1,971	$371	2,512	—
Commercial real estate: farmland & commercial	2,808	3,948	546	3,247	—
Commercial real estate: multifamily	62	62	44	62	—
Total impaired loans with related allowance	$4,828	$5,981	$961	$9,579	$—

	December 31, 2016
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$21,412	$50,737	$19,354	$3
Commercial real estate: other construction & land development	2,818	4,419	2,336	67
Commercial real estate: farmland & commercial	8,002	9,054	8,523	110
Commercial real estate: multifamily	552	562	401	—
Residential: first lien	6,774	6,847	6,860	298
Residential: junior lien	978	1,017	1,011	52
Consumer	1,295	1,295	1,214	1
Foreign	746	746	751	16
Total impaired loans with no related allowance	$42,577	$74,677	$40,450	$547

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2017	December 31, 2016
	(Dollars in Thousands)
Domestic
Commercial	$6,910	$10,710
Commercial real estate: farmland & commercial	—	3,086
Residential: first lien	6,140	6,181
Residential: junior lien	712	812
Consumer	1,237	1,269
Foreign	347	360

Total troubled debt restructuring	$15,346	$22,418

Information regarding the aging of past due loans, by loan class

	December 31, 2017
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,790	$398	$18,308	$537	$22,496	$1,063,971	$1,086,467
Commercial real estate: other construction & land development	354	308	820	6	1,482	1,682,068	1,683,550
Commercial real estate: farmland & commercial	3,925	518	31,133	954	35,576	2,007,709	2,043,285
Commercial real estate: multifamily	84	—	476	—	560	192,356	192,916
Residential: first lien	4,295	2,458	4,095	3,861	10,848	421,929	432,777
Residential: junior lien	1,310	580	1,110	1,099	3,000	697,748	700,748
Consumer	868	98	160	133	1,126	48,417	49,543
Foreign	1,229	69	667	667	1,965	156,921	158,886
Total past due loans	$15,855	$4,429	$56,769	$7,257	$77,053	$6,271,119	$6,348,172

	December 31, 2016
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,081	$829	$21,123	$392	$26,033	$883,634	$909,667
Commercial real estate: other construction & land development	1,502	396	4,456	9	6,354	1,710,521	1,716,875
Commercial real estate: farmland & commercial	3,454	3,054	6,150	289	12,658	1,930,412	1,943,070
Commercial real estate: multifamily	44	—	552	—	596	139,870	140,466
Residential: first lien	5,615	1,350	4,143	3,756	11,108	410,796	421,904
Residential: junior lien	762	178	540	382	1,480	608,838	610,318
Consumer	910	95	413	387	1,418	53,750	55,168
Foreign	931	425	397	11	1,753	165,467	167,220
Total past due loans	$17,299	$6,327	$37,774	$5,226	$61,400	$5,903,288	$5,964,688

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2017
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$905,707	$—	$3,170	$159,643	$17,947
Commercial real estate: other construction & land development	1,616,604	1,288	672	62,531	2,455
Commercial real estate: farmland & commercial	1,863,763	5,134	41,820	99,445	33,123
Commercial real estate: multifamily	192,440	—	—	—	476
Residential: first lien	425,811	40	—	74	6,852
Residential: junior lien	699,875	150	—	—	723
Consumer	48,262	—	—	—	1,281
Foreign	158,539	—	—	—	347
Total	$5,911,001	$6,612	$45,662	$321,693	$63,204

		December 31, 2016
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$720,350	$90,746	$1,121	$75,038	$22,412
Commercial real estate: other construction & land development	1,648,633	1,986	—	61,480	4,776
Commercial real estate: farmland & commercial	1,792,542	7,983	59,872	71,863	10,810
Commercial real estate: multifamily	139,914	—	—	—	552
Residential: first lien	413,638	814	—	616	6,836
Residential: junior lien	609,190	150	—	—	978
Consumer	53,873	—	—	—	1,295
Foreign	166,474	—	—	—	746
Total	$5,544,614	$101,679	$60,993	$208,997	$48,405